LOANS PAYABLE - RELATED PARTIES - Schedule of Loans payable, Related Parties (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Loans Payable - Related Parties	$ 1,071,128	$ 518,721	$ 74,962
Less: Current maturities	1,071,128	22,221	$ 74,962
Loans Payable - Related Parties, Non current		496,500
Original borrowings of $496,500, bears interest at 6%, requires no payments until maturity in May 2023. Lender is a stockholder of the Company | Lender, Stockholder of the Company
Debt Instrument [Line Items]
Loans Payable - Related Parties	459,000	496,500
Original borrowings of $341,000, bears interest at 6%, requires no payments until maturity in April 2023. Lender is a stockholder of the Company | Lender, Stockholder of the Company
Debt Instrument [Line Items]
Loans Payable - Related Parties	341,000
Original borrowings of $150,000, bears interest at various rates based on the lenders borrowing rates. No stated repayment terms. Lender is controlled by the managing stockholder and owned by his spouse | Lender, Stockholder of the Company
Debt Instrument [Line Items]
Loans Payable - Related Parties	$ 271,128	$ 22,221